UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22039

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND

         (FORMERLY FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL
                              OPPORTUNITIES FUND)
               (Exact name of registrant as specified in charter)

                             120 East Liberty Drive
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                             120 East Liberty Drive
                                WHEATON, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: NOVEMBER 30

                    Date of reporting period: AUGUST 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
(FORMERLY KNOWN AS FIRST TRUST/GALLATIN SPECIALTY FINANCE AND
FINANCIAL OPPORTUNITIES FUND)
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2008 (UNAUDITED)

SHARES                           DESCRIPTION                            VALUE
---------   -----------------------------------------------------   ------------
COMMON STOCKS - 115.2%
            CAPITAL MARKETS - 78.1%
  515,660   Allied Capital Corp. ................................   $  7,605,985
  250,000   American Capital Strategies, Ltd. ...................      5,435,000
  646,706   Apollo Investment Corp. .............................     11,446,696
1,113,333   Ares Capital Corp. ..................................     13,460,196
  650,000   BlackRock Kelso Capital Corp. .......................      7,273,500
  460,000   Gladstone Capital Corp. .............................      7,203,600
  183,333   Gladstone Investment Corp. ..........................      1,332,831
   50,000   GSC Investment Corp. ................................        540,500
  506,205   Hercules Technology Growth Capital, Inc. ............      5,269,594
   50,000   Highland Distressed Opportunities, Inc. .............        250,000
   15,000   Invesco, Ltd., Sponsored ADR ........................        384,450
  571,667   Kohlberg Capital Corp. ..............................      6,282,620
  472,000   MCG Capital Corp. ...................................      1,642,560
  690,000   MVC Capital, Inc. ...................................     10,301,700
  406,737   NGP Capital Resources Co. ...........................      6,617,611
  550,000   Patriot Capital Funding, Inc. .......................      4,080,999
  600,000   PennantPark Investment Corp. ........................      4,794,000
  655,152   Prospect Energy Corp. ...............................      9,172,128
  463,785   TICC Capital Corp. ..................................      2,791,986
                                                                    ------------
                                                                     105,885,956
                                                                    ------------
            COMMERCIAL BANKS - 1.6%
   70,000   Wells Fargo & Co. ...................................      2,118,900
                                                                    ------------
            DIVERSIFIED FINANCIAL SERVICES - 5.1%
   85,211   Financial Federal Corp. .............................      2,127,719
  459,504   Medallion Financial Corp. ...........................      4,769,652
      100   WisdomTree Investments, Inc. (b) ....................            210
                                                                    ------------
                                                                       6,897,581
                                                                    ------------
            REAL ESTATE INVESTMENT TRUSTS (REITS) - 30.4%
  350,000   Annaly Capital Management, Inc. .....................      5,236,000
  330,000   Arbor Realty Trust, Inc. ............................      2,907,300
  175,000   Capital Trust, Inc. - Class A .......................      2,110,500
  470,000   CapitalSource, Inc. .................................      5,912,600
  192,307   Cypress Sharpridge Investments, Inc. (c) (d) ........      2,999,989
  540,000   Gramercy Capital Corp. ..............................      3,612,600
  100,000   Hatteras Financial Corp. ............................      2,475,000
  420,000   iStar Financial, Inc. ...............................      2,347,800
1,040,000   NorthStar Realty Finance Corp. ......................      7,436,000
  200,000   RAIT Financial Trust ................................      1,186,000
  270,000   Redwood Trust, Inc. .................................      5,062,500
                                                                    ------------
                                                                      41,286,289
                                                                    ------------
            TOTAL COMMON STOCKS
                (Cost $271,288,588) .............................    156,188,726
                                                                    ============

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
(FORMERLY KNOWN AS FIRST TRUST/GALLATIN SPECIALTY FINANCE AND
FINANCIAL OPPORTUNITIES FUND)
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)

SHARES                           DESCRIPTION                            VALUE
---------   -----------------------------------------------------   ------------
CANADIAN INCOME TRUSTS - 9.6%
            OIL, GAS & CONSUMABLE FUELS - 9.6%
      100   ARC Energy Trust ....................................   $      2,845
  256,800   Enerplus Resources Fund .............................     11,116,872
   63,000   Penn West Energy Trust ..............................      1,849,680
      100   Progress Energy Trust ...............................          1,497
                                                                    ------------
            TOTAL CANADIAN INCOME TRUSTS
               (Cost $ 14,186,618) ..............................     12,970,894
                                                                    ============
WARRANTS - 0.0%
            REAL ESTATE INVESTMENT TRUST (REIT) - 0.0%
  576,923   Cypress Sharpridge Investments, Inc.,
               expires 04/30/11 (b) (c) (d) .....................              0
                                                                    ------------
            TOTAL WARRANTS
               (Cost $ 0) .......................................              0
                                                                    ------------
            TOTAL INVESTMENTS - 124.8%
               (Cost $ 285,475,206) (e) .........................    169,159,620
            LOAN OUTSTANDING - (31.1)% ..........................    (42,100,000)
            NET OTHER ASSETS AND LIABILITIES - 6.3% .............      8,505,653
                                                                    ------------
            NET ASSETS - 100.0% .................................   $135,565,273
                                                                    ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. (See Note 1C-Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(d) This security is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.

(e) Aggregate cost for federal income tax and financial reporting purposes. As of August 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $900,472 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $117,216,058.

ADR American Depositary Receipt

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is as follows (see Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
----------------                                   -------------------------
Level 1 - Quoted Prices ........................         $166,159,631
Level 2 - Other Significant Observable Inputs ..                   --
Level 3 - Significant Unobservable Inputs ......            2,999,989
                                                         ------------
TOTAL                                                    $169,159,620
                                                         ============

The following table presents the Fund's assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2007 and at August 31, 2008.


ASSETS AT FAIR VALUE USING SIGNIFICANT
UNOBSERVABLE INPUTS (LEVEL 3)                      INVESTMENTS IN SECURITIES
--------------------------------------             -------------------------
Balance as of November 30, 2007 ......                    $       --
Net purchases (sales) ................                     2,999,989
                                                          ----------
Balance as of August 31, 2008 ........                    $2,999,989
                                                          ==========

                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
          (FORMERLY KNOWN AS FIRST TRUST/GALLATIN SPECIALTY FINANCE AND
            FINANCIAL OPPORTUNITIES FUND) AUGUST 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g. domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of December 1, 2007, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is included in the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
          (FORMERLY KNOWN AS FIRST TRUST/GALLATIN SPECIALTY FINANCE AND
            FINANCIAL OPPORTUNITIES FUND) AUGUST 31, 2008 (UNAUDITED)

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of August 31, 2008, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of comparable unrestricted securities.

                                       ACQUISITION             VALUE PER      CURRENT                      % OF
SECURITY                                   DATE       SHARES     SHARE     CARRYING COST     VALUE      NET ASSETS
--------                               -----------   -------   ---------   -------------   ----------   ----------
Cypress Sharpridge Investments, Inc.     5/19/08     192,307    $15.60      $2,999,989     $2,999,989      2.21%
Cypress Sharpridge Investments, Inc.
   Warrants                              5/30/08     576,923         0               0              0         0
                                                     -------                ----------     ----------      ----
                                                     769,230                $2,999,989     $2,999,989      2.21%
                                                     =======                ==========     ==========      ====

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FORMERLY FIRST TRUST/GALLATIN SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES
FUND)

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                       OCTOBER 20, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date                                OCTOBER 20, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date                                OCTOBER 20, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.